UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

October 14, 2020 to November 13, 2020

Commission File Number of issuing entity: 333-207132-03

Central Index Key Number of issuing entity: 0001670601

Citigroup Commercial Mortgage Trust 2016-GC37

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

Rialto Mortgage Finance, LLC

(Central Index Key Number: 0001592182)

The Bank of New York Mellon

(Central Index Key Number: 0001497973)

KGS-Alpha Real Estate Capital Markets, LLC

(Central Index Key Number: 0001765483)

Goldman Sachs Mortgage Company

(Central Index Key Number: 0001541502)

RAIT Funding, LLC

(Central Index Key Number: 0001587045)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

81-6481485

81-6487656

81-6477537

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
X-B	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
EC	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 13, 2020, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-GC37.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2016-GC37 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 14, 2020. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2020. The CIK number of CGMRC is 0001541001.

Rialto Mortgage Finance, LLC (“Rialto”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 6, 2020. The CIK number of Rialto is 0001592182.

The Bank of New York Mellon (“BNYM”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 23, 2018. The CIK number of BNYM is 0001497973.

Brunello Purchaser LLC, the parent of KGS-Alpha Real Estate Capital Markets, LLC, one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 12, 2020. The CIK number of Brunello Purchaser LLC is 0001765483.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on November 13, 2020. The CIK number of GSMC is 0001541502.

RAIT Funding, LLC (“RAIT”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 3, 2020. The CIK number of RAIT is 0001587045.

Item 1A. Asset-Level Information.

Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

The property securing the Sheraton Denver Downtown Fee mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus for Citigroup Commercial Mortgage Trust 2016-GC37 filed on April 26, 2016. With respect to the property securing the Sheraton Denver Downtown Fee mortgage loan, the most recent unaudited net operating income was $5,688,683 for the period from January 01, 2020 through June 30, 2020. There is no material update at this time.

Item 7. Change in Sponsor Interest in Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

Wells Fargo Bank, National Association, in its capacity as Master Servicer for Citigroup Commercial Mortgage Trust 2016-GC37, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	10/13/2020	$0.00
Current Distribution Date:	11/13/2020	$0.00

*REO Account Balance
Prior Distribution Date:	10/13/2020	$0.00
Current Distribution Date:	11/13/2020	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Citigroup Commercial Mortgage Trust 2016-GC37, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	10/13/2020	$1.28
Current Distribution Date:	11/13/2020	$1.24

Interest Reserve Account Balance
Prior Distribution Date:	10/13/2020	$0.00
Current Distribution Date:	11/13/2020	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	N/A	N/A

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	10/13/2020	$0.00
Current Distribution Date:	11/13/2020	$0.00

Exchangeable Distribution Account Balance
Prior Distribution Date:	10/13/2020	$0.00
Current Distribution Date:	11/13/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-GC37, relating to the November 13, 2020 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-GC37, relating to the November 13, 2020 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: November 27, 2020